UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    06/30/01

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              08/15/01
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:       $412,918,936


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     Form 13F INFORMATION TABLE

Column 1                     Column 2  Column 3      Column 4          Column 5         Column 6  Column 7            Column 8
--------                     -------- ----------     ---------  ---------------------   --------  -------- ------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                               Title                    Value     Shrs or          Put/  Investment   Other  -----------------------
Name of Issuer               of Class    CUSIP        (x$1000)    pm amt  SI-I/PRN Call  discretion managers     Sole    Shared None
--------------               -------- -----------     --------  --------  -------- ----  ---------- -------- ----------  ------ ----

Gray Communications
 Sys Inc                       COM     389190 10 9   $3,701,010    245,100                                       x
Worldcom Inc GA NEW          WRLDCOM   98157D 10 6  $12,244,050    760,500
                              GP COM
Weblink Wireless Inc           CL A    94769A 10 1      $24,573    819,100                                       x
Alaris Med Inc                  COM    011637 10 5     $190,400    119,000                                       x
North Pittsburgh Sys Inc        COM    661562 10 8   $1,966,290    122,970                                       x
Opti Inc                        COM    683960 10 8     $435,483    114,300                                       x
Park Pl Entmt Corp              COM    700690 10 0     $181,500     15,000                                       x
Pioneer Cos Inc                CL A    723643 10 2      $19,047    173,163                                       x
Vicinity Corp                   COM    925653 10 7      $86,000     50,000                                       x
Wyndham Intl Inc               CL A    983101 10 6   $3,991,500  1,596,600                                       x
Corecomm LTD                    Ord    G2422R 10 9      $69,882    367,800                                       x
AT&T Corp                       COM    001957 10 9   $6,048,878    274,949                                       x
Avatar Hldgs Inc                COM    053494 10 0   $5,377,400    233,800                                       x
Avatar Hldgs Inc              SUB NT   053494 AD 2  241,442,500  2,470,000                                       x
                             CONV 7%05
Crestline Cap Corp              COM    226153 10 4  $46,838,025  1,507,500                                       x
Isle of Capri Casinos Inc       COM    464592 10 4  $18,291,460  1,945,900                                       x
Lodgenet Entmt Corp             COM    540211 10 9     $525,000     30,000                                       x
Mariner Post-Acute
 Network Inc                   COM     568459 10 1       $7,795     86,620                                       x
Pricesmart Inc                 COM     741511 10 9  $22,056,675    507,050                                       x
Penwest Pharmaceuticals Co     COM     709754 10 5   $3,680,424    237,600                                       x
AT&T Corp                    COM LIB   001957 20 8   23,588,203  1,348,668                                       x
                              GRP A
Applera Corp                  COM CE   038020 20 2      396,600    10,000
                              GEN GRP
At Home Corp                 COM SER A 045919 10 7      107,000    50,000
China Unicom Ltd            SPONSORED  16945R 10 4    5,841,000   330,00
                               ADR
Syntellect Inc                 COM     87161L 10 5      $80,025    29,100                                        x
Sun Intl Hotels Ltd            ORD     P8797T 13 3   $1,710,720    63,360                                        x
Saga Communications           CL A     786598 10 2  $14,017,496   590,459                                        x
TOTAL                                              $412,918,936

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